CONVERTIBLE DEBENTURE (Details) - USD ($)			12 Months Ended
	Feb. 12, 2026	Nov. 29, 2024	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Oct. 17, 2025	Dec. 30, 2024	Dec. 19, 2024
CONVERTIBLE DEBENTURE
Amortization of debt issuance costs			$ 562,330	$ 230,700	$ 0
Total principal and interest			2,800,908	439,575
Cash totalings			14,461,027	13,164,167	3,661,097
Convertible note payable			279,019	2,391,945
Derivative liability			0	2,032,530
Gain on derivative liabilities			$ 682,848	(356,134)	$ 0
Convertible Debt [Member]
CONVERTIBLE DEBENTURE
Principal amount		$ 5,000,000
Purchase price		95.00%
Interest rate		5.00%
Increase in interest rate		18.00%
Amortization of debt issuance costs				230,700
Shares issued (in Shares)			317,271
Total principal and interest			$ 3,240,483
Cash totalings			1,350,000
Convertible note payable			279,019	2,391,945
Carrying value			279,019	2,954,275
Deferred financing costs				562,330
Derivative liability				2,032,530
Gain on derivative liabilities			$ (682,848)	$ (356,134)
Convertible Debt, Tranche 1 [Member]
CONVERTIBLE DEBENTURE
Principal amount		$ 1,500,000
Conversion price (in Dollars per share)						$ 0.4
Debenture holder converted amount	$ 125,000
Convertible Debt, Tranche 2 [Member]
CONVERTIBLE DEBENTURE
Principal amount								$ 2,000,000
Convertible Debt, Tranche 3 [Member]
CONVERTIBLE DEBENTURE
Principal amount							$ 1,500,000